Property and Equipment (Tables) (Fortman Insurance Agency, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Property and Equipment

Property and equipment consisted of the following:

	Estimated Useful Lives (Years)	September 30, 2020	December 31, 2019
Computer equipment and software	5	$33,774	$33,774
Office equipment and furniture	7	37,538	36,573
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	56,631
Software	3	562,327	562,327
Property and equipment, gross		690,270	689,305
Less: Accumulated depreciation and amortization		(271,813)	(97,054)
Property and equipment, net		$418,457	$592,251

Property and equipment consisted of the following:

	Estimated Useful Lives	December 31, 2019	December 31, 2018
Computer equipment and software	5	$33,774	$6,445
Office equipment and furniture	7	36,573	9,257
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	44,082
Software	3	562,327	-
Property and equipment, gross		689,305	59,785
Less: Accumulated depreciation and amortization		(97,054)	(2,580)
Property and equipment, net		$592,251	$57,205

Fortman Insurance Agency, LLC [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following:

Estimated Useful Lives		December 31, 2018	December 31, 2017
Land improvements	15	$25,500	$25,500
Vehicles	5	119,594	116,325
Office equipment, furniture, and fixtures	7	7,780	7,780
Property and equipment, gross		152,874	149,605
Less: Accumulated depreciation		(23,748)	(22,338)
Property and equipment, net		$129,126	$127,267